Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Components of Income Before Income Taxes and Current and Deferred Income Tax Expense (Benefit)

Domestic and foreign components of income before income taxes and the current and deferred income tax expense (benefit) attributable to such income are summarized as follows:

	Year ended December 31, 2013
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥251,351	¥96,253	¥347,604

Income taxes:
Current	¥75,134	¥16,163	¥91,297
Deferred	4,005	12,786	16,791

	¥79,139	¥28,949	¥108,088

	Year ended December 31, 2012
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥257,640	¥84,917	¥342,557

Income taxes:
Current	¥73,573	¥29,052	¥102,625
Deferred	13,900	(6,413)	7,487

	¥87,473	¥22,639	¥110,112

	Year ended December 31, 2011
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥287,592	¥86,932	¥374,524

Income taxes:
Current	¥67,671	¥23,615	¥91,286
Deferred	21,047	8,082	29,129

	¥88,718	¥31,697	¥120,415

Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2013	2012	2011
Japanese statutory income tax rate	38.0%	40.0%	40.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.9	0.8	0.6
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(3.3)	(4.3)	(4.3)
Tax credit for research and development expenses	(5.4)	(5.7)	(3.9)
Change in valuation allowance	0.2	(1.7)	(0.5)
Effect of enacted changes in tax laws and rates on Japanese tax	—	—	1.8
Other	0.7	3.0	(1.5)

Effective income tax rate	31.1%	32.1%	32.2%

Net Deferred Income Tax Assets and Liabilities

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2013	2012
	(Millions of yen)
Prepaid expenses and other current assets	¥61,902	¥62,358
Other assets	103,539	121,934
Other current liabilities	(3,621)	(2,662)
Other noncurrent liabilities	(63,129)	(44,712)

	¥98,691	¥136,918

Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2013 and 2012 are presented below:

	December 31
	2013	2012
	(Millions of yen)
Deferred tax assets:
Inventories	¥12,988	¥13,040
Accrued business tax	4,448	4,754
Accrued pension and severance cost	59,964	86,442
Research and development – costs capitalized for tax purposes	10,978	12,658
Property, plant and equipment	26,626	28,780
Accrued expenses	37,153	36,528
Net operating losses carried forward	38,439	32,494
Other	44,482	41,366

	235,078	256,062
Less valuation allowance	(35,055)	(32,167)

Total deferred tax assets	200,023	223,895

Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(10,876)	(8,235)
Net unrealized gains on securities	(5,740)	(2,437)
Tax deductible reserve	(6,160)	(6,417)
Financing lease revenue	(50,605)	(41,417)
Prepaid pension and severance cost	(671)	(1,073)
Other	(27,280)	(27,398)

Total deferred tax liabilities	(101,332)	(86,977)

Net deferred tax assets	¥98,691	¥136,918

Periods Available to Reduce Future Taxable Income

Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to an indefinite period as follows:

(Millions of yen)
Within one year	¥1,453
After one year through five years	23,656
After five years through ten years	46,346
After ten years through twenty years	62,054
Indefinite period	33,629

Total	¥167,138

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2013	2012	2011
	(Millions of yen)
Balance at beginning of year	¥7,711	¥2,933	¥6,035
Additions for tax positions of the current year	312	869	149
Additions for tax positions of prior years	388	4,903	431
Reductions for tax positions of prior years	(3,141)	(1,546)	(2,139)
Settlements with tax authorities	(347)	(41)	(1,264)
Other	1,278	593	(279)

Balance at end of year	¥6,201	¥7,711	¥2,933